Debt	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Debt Disclosure [Abstract]
Debt

NOTE 11: DEBT
Our long-term debt balance consisted of the following:

(in millions)	December 26, 2020	June 26, 2021
Long-term debt, net:
1 st Lien USD Term Loan (1)	$2,701	$2,690
1 st Lien Euro Term Loan (2)	1,298	1,269

Long-term debt, net of unamortized discounts	3,999	3,959
Unamortized deferred financing costs	(12)	(11)
Current installments of long-term debt	(44)	(44)

Total	$3,943	$3,904

(1)	During the six months ended June 26, 2021, the weighted average interest rate was 3.9%
(2)	During the six months ended June 26, 2021, the weighted average interest rate was 3.5%
Long-Term Debt
As of June 26, 2021, the material terms of our outstanding debt remain unchanged from those described in our consolidated financial statements as of December 26, 2020.
Subsequent to the completion of the sale of the Enterprise Business, we notified our lenders of our intent to prepay approximately $1 billion of our indebtedness, which will be completed in August 2021. In connection with this prepayment, we expect to incur a loss on extinguishment of debt in Q3 2021 of approximately $10 million related to recognition of unamortized discount and deferred financing costs (Note 3).
Revolving Credit Facility
As of June 26, 2021 and December 26, 2020, we had a letter of credit of $4 million issued against the Revolving Credit Facility and $660 million of undrawn capacity under the Revolving Credit Facility, for which our commitment fee on the unused portion was 0.25%.
Debt Covenants and Restrictions
No event of default had occurred under any of our debt obligations as of June 26, 2021. We were not required to make any additional prepayments above the 0.25% per quarter amortization of the 1 st
Lien Term Loans during the six months ended June 26, 2021.

NOTE 13: DEBT
Our long-term debt balance consisted of the following:

(in millions)	December 28, 2019	December 26, 2020
Long-term debt, net:
1 st Lien USD Term Loan (1)	$3,020	$2,701
1 st Lien Euro Term Loan (2)	1,200	1,298
2 nd Lien USD Term Loan (3)	509	—

Long-term debt, net of unamortized discounts	4,729	3,999
Unamortized deferred financing costs	(17)	(12)
Current installments of long-term debt	(43)	(44)

Total	$4,669	$3,943

(1)	During the year ended December 26, 2020, the weighted average interest rate was 4.4%
(2)	During the year ended December 26, 2020, the weighted average interest rate was 3.5%
(3)	During the year ended December 26, 2020, the weighted average interest rate was 9.7%
As of December 26, 2020, the material terms of our outstanding debt was as follows:

Debt	Issue Date	Issue Principal	Interest Rate (1)	Interest Payment Frequency	Maturity Date
1 st Lien	June 2019	$3,087	375 pts above LIBOR	Monthly	September 2024
1 st Lien	June 2019	€1,092	350 pts above EURIBOR	Quarterly	September 2024
Additions to and Modifications of Debt
In January 2018, in order to finance the acquisition of Skyhigh (
Note 6
), McAfee, LLC entered into an increase of our term loans under the 1 st
Lien Credit Facility. We increased our 1
st
Lien USD Term Loan by $324 million and our 1
st
Lien Euro Term Loan by €150 million, issued at a discount to par at a price of 99.60% and 99.98%, respectively and recognized issuance costs of $10 million. The discount and issuance costs are being amortized over the life of the respective term loans into Interest expense and other, net, in the consolidated statements of operations. This increase does not change the material terms of our financing arrangements. Substantially all of the U.S. assets acquired by us have been added to the security pledge.
In November 2018, we modified the material terms of our 1
st
Lien USD and Euro Term Loans, as well as reduced the outstanding principal by $50 million and increased outstanding principal by €90 million, respectively. As a result, we recorded refinancing fees of $3 million within Interest expense and other, net on the consolidated statements of operations. Additionally, on November 1, 2018, we made a prepayment on our 2 nd
Lien Term Loan of $50 million. In connection with the prepayment, we recorded refinancing fees of $2 million within Interest expense and other, net on the consolidated statements of operations.
In June, 2019, McAfee, LLC entered into an agreement to increase our term loans under the 1 st
Lien credit facility. We increased our 1
st
Lien USD Term Loan by $300 million and our 1
st
Lien Euro Term Loan by €355 million, issued at a discount to par at a price of 99.24% and 99.50%, respectively and recognized issuance costs of $6 million. The discount and issuance costs are being amortized over the life of the respective term loans into Interest expense and other, net in the consolidated statements of operations. Additionally, on June 13, 2019, we modified certain material terms of our 1 st
Lien and 2
nd
Lien credit facilities, including, but not limited to, refreshing certain baskets and permitting a distribution to our owners with the proceeds of the increase of our term loans under the 1 st
Lien credit facility (
Note 7
). As a result, we capitalized consent fees of $12 million within Long-term debt, net on the consolidated balance sheets.
Subsequent to the IPO of McAfee Corp. in October 2020, we repaid all outstanding principal obligations with respect to our 2 nd
Lien Term loan of $525 million and paid $4 million of related accrued interest. We also recognized a loss on extinguishment for the remaining unamortized discount and unamortized deferred financing costs related to our 2 nd
Lien Term loan totaling $14 million in October 2020.
On December 24, 2020, we prepaid $300 million of the outstanding 1 st
Lien USD Term Loan under the 1
st
Lien Credit Facilities and recognized a loss on extinguishment of $4 million for unamortized discount and unamortized deferred financing costs.
As of December 26, 2020, our debt repayment obligations for the five succeeding fiscal years and thereafter are as follows:

(in millions)
2021	$44
2022	45
2023	44
2024	3,905
2025	—
Thereafter	—

Total debt repayment obligations	$4,038

Revolving Credit Facility
In March 2020, we borrowed $300 million under our Revolving Credit Facility. The funds were borrowed for general corporate purposes due to seasonality in cash flow generation and as a precautionary measure in response to general market conditions. In June 2020, we repaid the Revolving Credit Facility in full and have no outstanding balance on the Revolving Credit Facility as of December 26, 2020. During the fiscal year ended December 26, 2020, the weighted average interest rate was 4.3% for borrowings outstanding.
In October 2020, McAfee, LLC entered into an agreement to extend the maturity date of, and increased the amount available to us under, a portion of the commitments under the Revolving Credit Facility. As a result of this agreement, the Revolving Credit Facility consists of a $164 million tranche that will mature on September 29, 2022 and a $500 million tranche that will mature on September 29, 2024.
As of December 26, 2020, we had a letter of credit of $4 million issued against the Revolving Credit Facility and $660 million of undrawn capacity under the Revolving Credit Facility. As of December 28, 2019, we had a letter of credit of $4 million issued against the Revolving Credit Facility and $496 million of undrawn capacity under the Revolving Credit Facility. The commitment fee for the unused portion of the revolving credit facility varies from 0.375% up to 0.50%, and the LIBOR margin of the outstanding borrowings and letters of credit varies from 3.25% to 3.75%, respectively, based upon our 1 st
Lien Net Leverage Ratio as defined in the credit facility agreement (“1 st
Lien Net Leverage Ratio”). As of December 26, 2020, our commitment fee was 0.375%.
Debt Covenants and Restrictions
Our credit facilities contain customary covenants, including a customary springing financial maintenance covenant under our revolving credit facility, events of default and change of control provisions. In the event we have outstanding loans and letters of credit under the revolving credit facility of more than $175 million at our reporting date (other than cash collateralized letters of credit and up to $30 million of undrawn letters of credit), we are required to maintain a 1 st
Lien Net Leverage Ratio less than or equal to 6.30 or be placed in default of our revolving credit facility.
We may be required to make a mandatory prepayment in excess of the 0.25% per quarter amortization of the 1 st
Lien Term Loans. The 1st Lien Credit Facility requires us to make a mandatory prepayment, subject to certain exceptions, with:

•
100% of net cash proceeds above a threshold amount of certain asset sales and casualty events, subject to (i) step-downs to (x)
50
% if our first lien net leverage ratio is less than or equal to 3.25 to 1.00, but greater than 2.50 to 1.00 and (y)
0
% if our first lien net leverage ratio is less than or equal to 2.50 to 1.00 and (ii) reinvestment rights and certain other exceptions;

•	100% of net cash proceeds of the incurrence of certain debt, other than certain debt permitted under the 1st Lien Credit Facility; and

•
50% of annual excess cash flow, subject to (i) a step-down to
25
% if our first lien net leverage ratio is less than or equal to 3.25 to 1.00, but greater than 2.50 to 1.00, and (ii) a step-down to 0% if our first lien net leverage ratio is less than or equal to 2.50 to 1.00; provided that such a prepayment is required only in the amount (if any) by which such prepayment exceeds $35 million in such fiscal year.

Failure to comply with these covenants, or the occurrence of any other event of default, could result in acceleration of the borrowings and other financial obligations. We are not in default of any of our debt obligations as of December 26, 2020 and have not been required to make any additional payments above the 0.25% per quarter amortization.